                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                       10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six months ended November 30, 2003

MARKET OVERVIEW


Over the past six months, the U.S. economy showed increasing strength, culminating in 8.2 percent GDP growth in the third quarter of 2003. Some of the most closely watched indicators, such as employment growth, improved but remained below potential. The Federal Reserve Board continued its stimulative monetary policy by keeping the federal funds target rate at a record low of 1.0 percent.

The municipal market began the period with yields near 40-year lows. By mid-June, yields began to climb as investors shifted their attention to the improving equity market. At the same time, municipal market participation by institutional taxable investors subsided as taxable yields rose faster than tax-exempt yields. Ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal issues. Municipal issuance remained strong through July, but slowed over the last few months of the period. Overall, these forces combined to push municipal-bond yields higher than where they began the period.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust
(OIA) decreased from $7.91 to $7.73 per share for the six months ended November 30, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.26 per share the Fund's total NAV return was 0.97 percent. OIA's value on the New York Stock Exchange (NYSE) decreased from $7.76 to $7.19 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was -4.14 percent. On November 30, 2003, OIA's NYSE market price was at a 7.0 percent discount to its NAV. (Past performance is no guarantee of future results.)

Monthly dividends for the fourth quarter of 2003, declared in September, were decreased from $0.045 to $0.04 per share. The new dividend reflects the level of the Fund's undistributed net investment income and projected earnings power. The Fund's level of undistributed net investment income was $0.074 per share on November 30, 2003, versus $0.075 per share six months earlier.*

From a strategic point of view, with interest rates at or near multi-decade lows, we have become increasingly cautious. As a result, we began to establish a hedge position by selling Treasury futures to reduce the portfolio's duration+ which has been shorter than its benchmark index. The portfolio's duration was
7.5 years. More than 50 percent of OIA's assets are in the non-rated sector. The prices of these securities are typically less sensitive than are those of investment-grade bonds to movements in interest rates. Purchases during the period focused on

* Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

+ Duration: a measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected one percent change in the price of a bond for every one percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-rate environments, while funds with longer durations perform better when rates decline.

health care issues, to take advantage of supply and attractive yield opportunities. Three issues, representing 1.5 percent of net assets, are non-income producing. The Fund's net assets of $159.7 million were diversified across 78 credits in 10 long-term sectors.

The Fund's procedure for reinvesting all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   LARGEST SECTORS
   Hospital                                            17.0%
   IDR/PCR*                                            16.2
   Mortgage                                            15.2
   Nursing & Health Related Facilities                 10.9
   Tax Allocation                                       9.1

   CREDIT ANALYSIS
   Aaa/AAA                                              3.8%
   Aa/AA                                                8.5
   A/A                                                  5.7
   Baa/BBB                                             21.3
   Ba/BB or Less                                        8.4
   NR                                                  52.3

* Industrial Development/Pollution Control Revenue

Subject to change daily. Largest Sectors are as a percentage of net assets, and Credit Analysis is a percentage of total long-term investments. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2003


WEIGHTED AVERAGE MATURITY: 19 YEARS

1-5                                                                               2.00
5-10                                                                             17.00
10-20                                                                            33.00
20-30                                                                            41.00
30+                                                                               7.00

Portfolio structure is subject to change.

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama................     0.6%
Arkansas...............     1.3
California.............     4.2
Colorado...............     4.8
Connecticut............     2.6
District of Columbia...     0.2
Florida................     8.3
Hawaii.................     1.9
Illinois...............     2.2
Indiana................     2.1
Iowa...................     2.3
Kansas.................     1.0
Kentucky...............     0.7%
Louisiana..............     0.8
Maryland...............     3.7
Massachusetts..........     5.7
Michigan...............     0.2
Minnesota..............     5.1
Missouri...............     6.2
Nevada.................     3.7
New Hampshire..........     8.1
New Jersey.............     4.2
New York...............     6.7
North Carolina.........     0.6
Ohio...................     1.1%
Pennsylvania...........     5.2
South Carolina.........     3.2
Tennessee..............     0.6
Texas..................     2.6
Vermont................     1.3
Virginia...............     7.0
West Virginia..........     1.3
Joint exemption*.......    (0.2)
                          -----

Total..................    99.3%
                          =====

---------------------
* Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2003


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004                                                                             14.00
2005                                                                             10.00
2006                                                                              4.00
2007                                                                              3.00
2008                                                                             12.00
2009                                                                             10.00
2010                                                                              9.00
2011                                                                              8.00
2012                                                                              9.00
2013+                                                                            21.00

COST (BOOK) YIELD(A) -- WEIGHTED AVERAGE BOOK YIELD: 7.4%

2004                                                                             9.80
2005                                                                             6.70
2006                                                                             7.20
2007                                                                             5.90
2008                                                                             6.40
2009                                                                             6.50
2010                                                                             7.10
2011                                                                             7.00
2012                                                                             6.90
2013+                                                                            7.80

(a) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 9.8% on 14% of the long-term portfolio that is callable in 2004.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (97.1%)
            Educational Facilities Revenue (1.1%)
$  1,200    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs....................................................   7.50%   05/01/11   $  1,292,232
     500    San Diego County, California, The Burnham Institute
              COPs....................................................   6.25    09/01/29        518,270
                                                                                            ------------
--------
                                                                                               1,810,502
   1,700
                                                                                            ------------
--------
            Hospital Revenue (17.0%)
   1,000    Colbert County-Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003..........................   5.75    06/01/27        953,590
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,000,780
   2,000    Hawaii Department of Budget & Finance, Kuakini Health 2002
              Ser A...................................................   6.375   07/01/32      2,051,660
   1,000    Illinois Health Facilities Authority, Riverside Health Ser
              2000....................................................   6.85    11/15/29      1,084,600
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,030,050
   2,000    Maryland Health & Higher Educational Facilities Authority,
              University of Maryland Medical Center Ser 2000..........   6.75    07/01/30      2,201,140
            Massachusetts Health & Educational Facilities Authority,
   2,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/14      2,111,180
   3,000      Dana Farber Cancer Institute Ser G-1....................   6.25    12/01/22      3,151,919
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35        994,180
   3,000    Henderson, Nevada, Catholic Health West 1998 Ser A........   5.375   07/01/26      2,820,660
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Assn Ser 1998 A...........   6.00    05/01/28      1,213,785
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,057,220
   1,230    Nassau County Industrial Development Agency, New York,
              North Shore Health Ser B+...............................   5.875   11/01/11      1,343,185
   1,000    Monroe County, Hospital Authority, Pennsylvania, Pocono
              Medical Center Ser 2003.................................   6.00    01/01/43      1,008,820
   2,000    South Carolina Jobs - Economic Development Authority,
              Palmetto Health Alliance Refg Ser 2003 C................   6.875   08/01/27      2,151,140
   1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50    04/15/31      1,036,470
                                                                                            ------------
--------
                                                                                              27,210,379
  26,730
                                                                                            ------------
--------

6
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (16.2%)
$  2,000    Los Angeles, California, American Airlines Inc Terminal 4
              Ser 2002 C (AMT)........................................   7.50%   12/01/24   $  1,970,100
     360    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11        355,432
   2,000    Chicago, Illinois, Chicago O'Hare Int'l Airport/United
              Airlines Inc Refg Ser 2001 C (a)........................   6.30    05/01/16        441,000
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)..........   6.00    06/01/27      1,397,025
     380    Michigan Strategic Fund, Kasle Steel Corp Ser 1989
              (AMT)...................................................   9.375   10/01/06        380,663
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A......   5.625   02/01/18      1,234,785
     555    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08        554,950
   2,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B.......................................................   7.75    05/01/20      2,223,120
   3,745    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      4,062,202
   2,995    Lexington County, South Carolina, Ellett Brothers Inc
              Refg Ser 1988...........................................   7.50    09/01/08      2,919,017
   1,000    Brazos River Authority, Texas, TXU Electric Co
              Refg Ser 1999 A (AMT)...................................   7.70    04/01/33      1,124,720
   1,000    Chesterfield County Industrial Development Authority,
              Virginia, Virginia Electric & Power Company Ser 1985....   5.50    10/01/09      1,088,230
            Pittsylvania County Industrial Development Authority,
              Virginia,
   4,500      Multi-Trade of Pittsylvania County Ser 1994 A (AMT).....   7.45    01/01/09      4,453,604
   1,500      Multi-Trade of Pittsylvania County Ser 1994 A (AMT).....   7.50    01/01/14      1,477,920
   2,000    Upshur County, West Virginia, TJ International Inc Ser
              1995 (AMT)..............................................   7.00    07/15/25      2,158,020
                                                                                            ------------
--------
                                                                                              25,840,788
  27,035
                                                                                            ------------
--------
            Mortgage Revenue - Multi-Family (6.8%)
            Washington County Housing & Redevelopment Authority,
              Minnesota,
   3,885      Courtly Park Ser 1989 A.................................   9.75    06/15/19      3,084,612
   1,165      Courtly Park Ser 1989 A (AMT)...........................  10.25    06/15/19        924,917
  24,080      Courtly Park Ser 1989 B.................................   0.00    06/15/19        353,976
   8,678      Courtly Park Ser 1989 B (AMT)...........................   0.00    06/15/19        127,565
            White Bear Lake, Minnesota,
   3,715      White Bear Woods Apts Phase II Refg 1989 Ser A..........   9.75    06/15/19      3,287,441
  19,771      White Bear Woods Apts Phase II Refg 1989 Ser B..........   0.00    06/15/19        290,640
   3,000    Brookhaven Industrial Development Agency, New York,
              Woodcrest Estates Ser 1998 A (AMT)......................   6.375   12/01/37      2,785,230
                                                                                            ------------
--------
                                                                                              10,854,381
  64,294
                                                                                            ------------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (8.4%)
            Colorado Housing & Finance Authority,
$    335      1996 Ser B (AMT)........................................   7.65%   11/01/26   $    342,430
   1,345      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29      1,394,805
  35,865    New Hampshire Housing Finance Authority, Residential 1983
              Ser B...................................................   0.00    01/01/15     11,685,893
                                                                                            ------------
--------
                                                                                              13,423,128
  37,545
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (10.9%)
            Escambia County, Florida,
   6,000      Pensacola Care Development Centers Ser 1989.............  10.25    07/01/11      6,009,659
   1,375      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11      1,377,214
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34        771,620
   1,985    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996...............................   9.25    07/01/25      2,311,394
   2,330    Jefferson County, Kentucky, AHF/Kentucky-Iowa Inc Ser 1990
              (a).....................................................  10.25    01/01/20      1,048,617
   1,300    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993........   8.375   10/01/13      1,330,459
   1,850    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,666,628
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29        914,090
   1,040    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09      1,043,370
            Kirbyville Health Facilities Development Authority, Texas,
   3,661      Heartway III Corp Ser 1998 A (b)........................  10.00    03/20/18        918,142
     642      Heartway III Corp Ser 1998 B (b)........................   6.00    03/20/04            642
                                                                                            ------------
--------
                                                                                              17,391,835
  22,183
                                                                                            ------------
--------
            Recreational Facilities Revenue (8.6%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      2,011,600
   1,000    San Diego County, California, San Diego Natural History
              Museum COPs.............................................   5.70    02/01/28        869,190
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.35    09/01/31      2,059,260
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010      Special 1996 Ser A (c)..................................   6.40    09/01/11      1,095,951
   1,000      Special 1997 Ser B (c)..................................   5.75    09/01/27      1,023,730
   2,000    Mohegan Tribe of Indians of Connecticut, Gaming Authority
              Ser 2003 (WI)...........................................   5.25    01/01/33      1,963,620
   1,750    American National Fish & Wildlife Museum District,
              Missouri, Ser 1999......................................   7.00    09/01/19        636,563

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    St Louis Industrial Development Authority, Missouri, St
              Louis Convention Center Headquarters Hotel Ser 2000
              (AMT)...................................................   6.875%  12/15/20   $  1,948,880
   2,000    Austin Convention Enterprises, Texas, Convention Center
              Hotel Ser 2000 A........................................   6.70    01/01/32      2,120,580
                                                                                            ------------
--------
                                                                                              13,729,374
  14,760
                                                                                            ------------
--------
            Retirement & Life Care Facilities Revenue (13.6%)
   1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00    01/01/30        960,160
   1,000    Hawaii Department of Budget & Finance, Kahala Nui, 2003
              Ser A...................................................   8.00    11/15/33        995,440
   1,500    Lenexa, Kansas, Lakeview Village - Southridge Ser 2002
              C.......................................................   6.875   05/15/32      1,565,730
   1,500    Maryland Health & Higher Educational Facilities Authority,
              Mercy Ridge 2003 Ser A..................................   6.00    04/01/35      1,493,970
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,341,030
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A......................   7.25    11/15/31      1,021,730
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17        913,960
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31        993,100
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25      1,766,460
   1,980    Glen Cove Housing Authority, New York, Mayfair at Glen
              Cove Ser 1996 (AMT).....................................   8.25    10/01/26      2,088,702
   3,250    Suffolk County Industrial Development Agency, New York,
              Jefferson's Ferry Ser 1999..............................   7.25    11/01/28      3,396,835
   1,000    North Carolina Medical Care Commission, The Givens Estate
              Ser 2003 A..............................................   6.50    07/01/32      1,017,450
   1,000    Chester County Health & Education Facilities Authority,
              Pennsylvania, Jenner's Pond Inc Ser 2002................   7.625   07/01/34        998,010
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/29      2,040,297
   1,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A........................................   7.375   12/01/32      1,028,830
                                                                                            ------------
--------
                                                                                              21,621,704
  21,830
                                                                                            ------------
--------
            Tax Allocation Revenue (9.1%)
   2,000    Beacon Lakes Community Development District, Florida, Ser
              2003 A..................................................   6.90    05/01/35      2,018,340
   2,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75    12/01/32      2,002,280
   2,000    Anne Arundel County, Maryland, National Business Park Ser
              2000....................................................   7.375   07/01/28      2,161,760
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,011,080
   4,000    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/21      4,317,560
   1,995    Las Vegas, Nevada, District No 808 Summerlin Area Ser
              2001....................................................   6.75    06/01/21      2,067,438
                                                                                            ------------
--------
                                                                                              14,578,458
  13,995
                                                                                            ------------
--------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (5.4%)
$  6,500    E-470 Public Highway Authority, Colorado, Ser 1997 B
              (MBIA)..................................................   0.00%   09/01/15   $  3,877,575
   1,865    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
              Refg Ser 1993 A (Ambac).................................   5.85    10/01/13      2,164,090
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40        986,240
   2,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A....................................   5.50    08/15/28      1,543,860
                                                                                            ------------
--------
                                                                                               8,571,765
  11,365
                                                                                            ------------
--------
 241,437    Total Tax-Exempt Municipal Bonds (Cost $171,278,017).........................    155,032,314
                                                                                            ------------
--------
            Short-Term Tax-Exempt Municipal Obligations (2.2%)
   2,300    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 12/01/03).....................   1.06*   03/01/30      2,300,000
   1,300    Washington Health Care Facilities Authority, Virginia
              Mason Medical Center Ser 1997 B (MBIA) (Demand
              12/01/03)...............................................   1.06*   02/15/27      1,300,000
                                                                                            ------------
--------
   3,600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,600,000)..........      3,600,000
--------                                                                                    ------------
$245,037    Total Investments (Cost $174,878,017) (d) (e)........................    99.3%   158,632,314
========
            Other Assets in Excess of Liabilities................................     0.7      1,070,921
                                                                                    -----   ------------
            Net Assets...........................................................   100.0%  $159,703,235
                                                                                    =====   ============

---------------------

    AMT      Alternative Minimum Tax.
   COPs      Certificates of Participation.
     *       Current coupon of variable rate demand obligation.
     +       A portion of this security has been physically segregated in connection with open futures contracts.
    ++       Joint exemption in locations shown.
    WI       Security purchased on a "when-issued basis".
    (a)      Issuer in bankruptcy; non-income producing security.
    (b)      Bond in default; non-income producing security.
    (c)      Resale is restricted to qualified institutional investors.
    (d)      Securities have been designated as collateral in an amount equal to $1,957,304 in connection with open futures
             contracts and securities purchased on a when-issued basis.
    (e)      The aggregate cost for federal income tax purposes
             approximates the aggregate cost for book purposes. The
             aggregate gross unrealized appreciation is $5,277,603 and
             the aggregate gross unrealized depreciation is $21,523,306, resulting in net unrealized depreciation of $16,245,703.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
   MBIA      Municipal Bond Investors Assurance Corporation.

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

Futures Contracts Open at November 30, 2003:

NUMBER OF                  DESCRIPTION/DELIVERY          UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT        MONTH AND YEAR             AMOUNT AT VALUE         APPRECIATION
---------   ----------   -------------------------   ------------------------   --------------
   10          Short     U.S. Treasury Notes 5 Yr          $(1,103,750)             $6,506
                                March 2004

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $174,878,017).......................................  $158,632,314
Cash........................................................         7,070
Receivable for:
    Interest................................................     3,124,554
    Investments sold........................................       163,461
    Variation margin........................................         5,000
Prepaid expenses and other assets...........................         5,644
                                                              ------------
    Total Assets............................................   161,938,043
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     1,939,040
    Shares of beneficial interest repurchased...............        69,337
    Investment advisory fee.................................        65,534
    Administration fee......................................        39,320
Accrued expenses............................................       121,577
                                                              ------------
    Total Liabilities.......................................     2,234,808
                                                              ------------
    Net Assets..............................................  $159,703,235
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $186,531,458
Net unrealized depreciation.................................   (16,239,197)
Accumulated undistributed net investment income.............     1,522,926
Accumulated net realized loss...............................   (12,111,952)
                                                              ------------
    Net Assets..............................................  $159,703,235
                                                              ============
Net Asset Value Per Share,
20,673,272 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $7.73
                                                              ============

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 6,106,794
                                                              -----------
Expenses
Investment advisory fee.....................................      402,725
Administration fee..........................................      241,635
Transfer agent fees and expenses............................       40,864
Professional fees...........................................       17,157
Shareholder reports and notices.............................       15,304
Registration fees...........................................        9,542
Trustees' fees and expenses.................................        8,838
Custodian fees..............................................        4,097
Other.......................................................        8,277
                                                              -----------
    Total Expenses..........................................      748,439

Less: expense offset........................................       (4,023)
                                                              -----------
    Net Expenses............................................      744,416
                                                              -----------
    Net Investment Income...................................    5,362,378
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments...............................................      418,869
  Futures contracts.........................................       (7,461)
                                                              -----------
    Net Realized Gain.......................................      411,408
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   (4,284,267)
  Futures contracts.........................................        6,506
                                                              -----------
    Net Depreciation........................................   (4,277,761)
                                                              -----------
    Net Loss................................................   (3,866,353)
                                                              -----------
Net Increase................................................  $ 1,496,025
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,362,378      $ 11,261,555
Net realized gain (loss)....................................         411,408          (746,486)
Net change in unrealized depreciation.......................      (4,277,761)        1,447,725
                                                                ------------      ------------
    Net Increase............................................       1,496,025        11,962,794

Dividends to shareholders from net investment income........      (5,395,436)      (11,477,477)

Decrease from transactions in shares of beneficial
  interest..................................................        (604,877)       (1,296,401)
                                                                ------------      ------------
    Net Decrease............................................      (4,504,288)         (811,084)
Net Assets:
Beginning of period.........................................     164,207,523       165,018,607
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $1,522,926 and $1,555,984, respectively).................    $159,703,235      $164,207,523
                                                                ============      ============

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $11,405,070 and $11,450,212, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $14,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended November 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,720. At November 30, 2003, the Fund had an accrued pension liability of $60,091 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent trustee to defer payment of all, or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2002.......................................  20,932,272   $209,322    $198,359,971
Treasury shares purchased and retired (weighted average
  discount 5.83%)*..........................................    (175,800)    (1,758)     (1,294,643)
Reclassification due to permanent book/tax differences......      --          --        (10,136,557)
                                                              ----------   --------    ------------
Balance, May 31, 2003.......................................  20,756,472    207,564     186,928,771
Treasury shares purchased and retired (weighted average
  discount 5.20%)*..........................................     (83,200)      (832)       (604,045)
                                                              ----------   --------    ------------
Balance, November 30, 2003..................................  20,673,272   $206,732    $186,324,726
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $12,523,360 of which $5,243,406 will expire on May 31, 2004, $700,037 will expire on May 31, 2006, $87,017 will

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

expire on May 31, 2008, $4,628,820 will expire on May 31, 2009 and $1,864,080 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences attributable to book amortization of discount on debt securities and a non-deductible expense.

6. Dividends

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT         RECORD             PAYABLE
       DATE         PER SHARE        DATE               DATE
------------------  ---------  -----------------  -----------------
September 23, 2003    $0.04    December 5, 2003   December 19, 2003
December 30, 2003     $0.04    January 9, 2004    January 23, 2004
December 30, 2003     $0.04    February 6, 2004   February 20, 2004
December 30, 2003     $0.04    March 5, 2004      March 19, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                   FOR THE YEAR ENDED MAY 31
                                             MONTHS ENDED      ----------------------------------------------------
                                           NOVEMBER 30, 2003     2003       2002       2001       2000       1999
                                           -----------------   --------   --------   --------   --------   --------
                                              (unaudited)

Selected Per Share Data:

Net asset value, beginning of the
 period..................................         $7.91           $7.88      $8.03      $7.79      $8.69     $ 8.80
                                                  -----           -----      -----      -----      -----     ------

Income (loss) from investment operations:
    Net investment income*...............          0.26            0.54       0.55       0.55       0.57       0.61
    Net realized and unrealized gain
    (loss)...............................         (0.18)           0.04      (0.13)      0.28      (0.85)     (0.13)
                                                  -----           -----      -----      -----      -----     ------

Total income (loss) from investment
 operations..............................          0.08            0.58       0.42       0.83      (0.28)      0.48
                                                  -----           -----      -----      -----      -----     ------

Less dividends from net investment
 income..................................         (0.26)          (0.55)     (0.57)     (0.59)     (0.62)     (0.59)
                                                  -----           -----      -----      -----      -----     ------

Net asset value, end of period...........         $7.73           $7.91      $7.88      $8.03      $7.79     $ 8.69
                                                  =====           =====      =====      =====      =====     ======

Market value, end of period..............         $7.19           $7.76      $8.08      $8.53      $8.25     $9.438
                                                  =====           =====      =====      =====      =====     ======

Total Return+............................         (4.14)%(1)       3.09%      1.42%     10.78%     (5.94)%    15.65%

Ratios to Average Net Assets:
Expenses (before expense offset).........          0.93 %(2)       0.93%(3)   0.92%      0.93%      0.93%      0.96%(3)

Net investment income....................          6.66 %(2)       6.85%      6.92%      6.95%      6.95%      6.89%

Supplemental Data:
Net assets, end of period, in
 thousands...............................      $159,703        $164,208   $165,019   $168,062   $163,910   $183,200

Portfolio turnover rate..................             7 %(1)          8%         7%        16%        13%        16%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
            Municipal Income
Opportunities Trust

Semiannual Report
November 30, 2003

[MORGAN STANLEY LOGO]

                                                    38538RPT-00-13347A04-OP-1/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
--------------------------
Francis Smith
Principal Financial Officer
January 22, 2004



                                       3